Servicing Assets - SBA Loans (Details) - SBA Loan Servicing Rights - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Servicing Assets at Fair Value [Line Items]
Loans serviced	$ 18,000	$ 0
Servicing fee income	25
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Servicing rights capitalized	383
Amortization of servicing rights	(20)
Change in valuation allowance	(26)
Balance at end of the period	337
Valuation Allowance for Impairment of Recognized Servicing Assets [Roll Forward]
Impairment	(26)
Valuation allowance, end of the period	$ (26)